NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Allspring Discovery Fund	NVIT J.P. Morgan Large Cap Growth Fund
NVIT BlackRock Equity Dividend Fund	NVIT J.P. Morgan U.S. Equity Fund
NVIT BNY Mellon Dynamic U.S. Core Fund	NVIT J.P. Morgan US Technology Leaders Fund
NVIT BNY Mellon Dynamic U.S. Equity Income	NVIT Jacobs Levy Large Cap Core Fund
Fund	NVIT Jacobs Levy Large Cap Growth Fund
NVIT Bond Index Fund	NVIT Loomis Core Bond Fund (formerly, NVIT Core
NVIT DoubleLine Total Return Tactical Fund	Bond Fund)
NVIT Fidelity Institutional AM® Emerging Markets	NVIT Loomis Short Term Bond Fund
Fund (formerly, NVIT Emerging Markets Fund)	NVIT Loomis Short Term High Yield Fund
NVIT GQG US Quality Equity Fund (formerly, NVIT	(formerly, NVIT Federated High Income Bond Fund)
Calvert Equity Fund)	NVIT Mid Cap Index Fund
NVIT Government Bond Fund	NVIT Multi-Manager Small Cap Value Fund
NVIT Government Money Market Fund	NVIT Multi-Manager Small Company Fund
NVIT International Equity Fund	NVIT Putnam International Value Fund (formerly,
NVIT International Index Fund	NVIT Columbia Overseas Value Fund)
NVIT Invesco Small Cap Growth Fund	NVIT Real Estate Fund
NVIT J.P. Morgan Digital Evolution Strategy Fund	NVIT S&P 500 Index Fund
NVIT J.P. Morgan Equity and Options Total Return	NVIT Small Cap Index Fund
Fund (formerly, NVIT AQR Large Cap Defensive	NVIT Strategic Income Fund (formerly, NVIT
Style Fund)	Amundi Multi Sector Bond Fund)
NVIT J.P. Morgan Innovators Fund	NVIT Victory Mid Cap Value Fund

Supplement dated January 2, 2026
to the Statement of Additional Information (“SAI”) dated April 30, 2025

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Independent Trustees

1.	Effective December 31, 2025, all references to, and information regarding, Barbara I. Jacobs and Douglas F. Kridler in the SAI are deleted in their entirety.

2.	Effective immediately, the SAI is amended as follows:

a.	The following replaces the tables and accompanying footnotes under the heading “Independent Trustees” beginning on page 59 of the SAI:

Independent Trustees
Tracy Bollin
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1970	Trustee since July 2025	113
Principal Occupation(s) During the Past Five Years (or Longer) From 2015 until 2021, Mr. Bollin served as Vice President and CFO of Principal Funds, Managing Director of Fund Operations for Principal Global Investors, and President of Principal Shareholder Services.

Other Directorships held During the Past Five Years[2] Board member of On With Life since September 2024.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Bollin has held multiple roles in the financial services industry, including positions in capital markets, finance, operations, and as a board member.

Kristina Bradshaw
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1980	Trustee since January 2023	113
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to that, she was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.

Other Directorships held During the Past Five Years[2]
Board Member of Southern Smoke Foundation from August 2020 to 2023, Board Member of Houston Ballet from July 2011 to present and President from July 2022 to July 2024 and Chair since July 2024, and Board Member of Hermann Park Conservancy from July 2011 to present, serving as Board Chair from 2020 to 2024.

Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a Chartered Financial Analyst.

Lorn C. Davis
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1968	Trustee since January 2021	113
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016, Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management, LLC, serving as a Managing Director from September 2003 through May 2016.

Other Directorships held During the Past Five Years[2]
Board Member of The Pine Street Inn from 2009 to present, Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from 2021 to 2022, Trustee of The College of the Holy Cross since July 2022, and Member of Board of Managers of the College Circle Creamery Holdings since February 2023.

Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of Corporate Directors in 2008.

Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012; Chairman since January 2021	113
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish is a Partner, and Senior Wealth Advisor with Curi RMB Capital. Previously, he was Senior Director of Wealth Management with Curi Wealth Management which acquired Park Ridge Asset Management, LLC in August 2022. Prior to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years[2] None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	113
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years[2] None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.

Charlotte Tiedemann Petersen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1960	Trustee since January 2023	113
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner and Management Committee member of Denver Investment Advisors LLC.

Other Directorships held During the Past Five Years[2] Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.

David E. Wezdenko
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since January 2021	113
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder and Managing Partner of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr. Wezdenko was Managing Director of JPMorgan Chase & Co.

Other Directorships held During the Past Five Years[2]
Independent Trustee for National Philanthropic Trust from October 2021 to present and Board Member for Saint Vincent de Paul of Palm Beach County from May 2023 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.

[1]
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns 75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.

[2]
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in this SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.

Officers of the Trust

1.	Effective immediately, the SAI is amended as follows:

a.	The following replaces the table and accompanying footnotes under the heading “Officers of the Trust” beginning on page 61 of the SAI:

Joseph N. Aniano
Year of Birth	Positions Held with Funds and Length of Time Served
1978	President, Chief Executive Officer and Principal Executive Officer since November 2025
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Aniano is President and Chief Executive Officer of Nationwide Investment Management Group and is a Senior Vice President of Nationwide Mutual Insurance Company.[1] He previously served as President of Nationwide Securities, LLC, and before that as Head of Investment Management Group Product Lifecycle Management.

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served
1963	Senior Vice President and Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Investment Management Group, and is a Vice President of Nationwide Mutual Insurance Company.[1] He previously served as the Trust’s Treasurer and Principal Financial Officer, and served temporarily as the Trust’s President, Chief Executive Officer and Principal Executive Officer from September 2022 until March 2023.

David Majewski
Year of Birth	Positions Held with Funds and Length of Time Served
1976	Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Majewski is Senior Director, Financial Administration of Nationwide Investment Management Group. Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.

Nicholas T. Graham
Year of Birth	Positions Held with Funds and Length of Time Served
1982	Vice President and Chief Compliance Officer since December 2025
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He previously served as AVP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management, LLC[1].

Stephen R. Rimes
Year of Birth	Positions Held with Funds and Length of Time Served
1970	Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Investment Management Group, and Vice President of Nationwide Mutual Insurance Company.[1] He previously served as Assistant General Counsel for Invesco from 2000-2019.

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[1]

Benjamin Hoecherl
Year of Birth	Positions Held with Funds and Length of Time Served
1976	Senior Vice President, Head of Business and Product Development since December 2023
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hoecherl is Vice President, Head of Business and Product Development for Nationwide Investment Management Group, and is a Vice President of Nationwide Mutual Insurance Company.[1] He previously served as AVP for Nationwide ProAccount within Nationwide Retirement Solutions.

[1]	These positions are held with an affiliated person or principal underwriter of the Funds.

b.  The list of entities or people that are affiliates of both the Trust and Nationwide Fund Distributors LLC under the heading “Distributor” on page 78 of the SAI is deleted in its entirety and replaced with the following:

Nationwide Fund Advisors
Nationwide Fund Management LLC
Nationwide Life Insurance Company
Nationwide Life and Annuity Insurance Company
Jefferson National Life Insurance Company
Jefferson National Life Insurance Company of New York
Nationwide Financial Services, Inc.
Nationwide Corporation
Nationwide Mutual Insurance Company
Christopher Graham
Nicholas T. Graham
Joseph N. Aniano
Lee T. Cummings
Stephen R. Rimes
David Majewski
Benjamin Hoecherl

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